Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Geographical information
Segment Adjusted EBITDA	$ 286.5	$ 212.5
Finance costs	(114.3)	(1,563.0)
Depreciation and amortization	(89.4)	(87.6)
Share-based payment expense	(5.5)	(3.2)
Other costs	(3.1)	(2.5)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2.0)	(3.1)
Net (loss)/gain on disposal of property, plant and equipment and right-of-use assets	(1.2)	0.4
Business combination costs	(0.9)	(0.2)
Insurance claims	0.1
Net reversal of impairment/(impairment) of withholding tax receivables	12.4	(8.2)
Finance income	20.5	10.8
Impairment of goodwill		(87.9)
Unallocated corporate expenses	(33.9)	(27.3)
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	1.2	(0.4)
Income/(loss) before income tax	69.2	(1,559.3)
Segment assets	4,416.1		$ 4,277.0
Segment liabilities	4,600.5		$ 4,572.8
Costs related to internal reorganization	0.5	0.5
Expenses related to strategic initiatives and operating systems	1.5	1.9
Professional costs related to financing	0.3	0.0
Cost of sales
Geographical information
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(2.0)	(3.1)
SSA
Geographical information
Segment Adjusted EBITDA	71.7	69.7
Segment assets	1,323.4	1,351.9
Segment liabilities	$ 849.2	846.3
MENA
Geographical information
Segment Adjusted EBITDA		6.1
Segment assets		177.8
Segment liabilities		$ 105.4